Taxation (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current taxes	$ 67.6	$ 47.3	$ 166.8	$ 126.3
Deferred income taxes	(5.8)	2.5	(14.1)	15.9
Total taxation charge	61.8	49.8	152.7	142.2
Total Profit/(loss) before income tax	90.1	217.5	233.1	$ 409.5
Year-on-year Increase (decrease) in income tax expense (income)	$ 12.0		$ 10.5
Average effective tax rate			65.00%	34.00%
NIGERIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	34.00%		34.00%
Discontinued operations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total Profit/(loss) before income tax	$ (40.8)	$ (29.1)	$ (39.6)	$ (84.2)